FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

April 12, 2016

Filed Via EDGAR (CIK #0000038721)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  FRANKLIN CUSTODIAN FUNDS

          File Nos. 002-11346 and 811-00537

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 8, 2016.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/smk

cc:  Bruce G. Leto, Esq.

Marguerite C. Bateman, Esq.